Supplemental disclosures with respect to cash flows	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Supplemental disclosures with respect to cash flows

7.	Supplemental disclosures with respect to cash flows

Changes in non-cash working capital during the six months ended June 30, 2026 and June 30, 2025, comprise the following:

	June 30,	June 30,
	2026	2025
	$	$
Prepayments and receivables	331,940	120,746
Accounts payable and accrued liabilities	356,265	225,348
Net change	688,205	346,094

During the six months ended June 30, 2026 and June 30, 2025, there were no non-cash financing activities or non-cash investing activities.

During the six months ended June 30, 2026 and June 30, 2025, no amounts were paid for interest or income taxes.